Sale Of Vision Bank Business - Narrative (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 16, 2012	Feb. 19, 2012 Performing retained by SEPH	Feb. 19, 2012 Non performing retained by SEPH	Dec. 31, 2012 Vision Bank Obligation to repurchase receivables sold Number_of_loans	Feb. 16, 2012 Vision Bank Obligation to repurchase receivables sold
Purchase price				$ 27,900,000
Loans left with Vision subsequent to transactions					22,000,000	88,000,000
Gain on sale of the Vision business	22,167,000	0	0
Maximum amount allowed to put back								7,500,000
Put expiration period							180 days
Number of loans included in payments							44
Purchase price of loans							7,500,000
Amount of loans put back during the period							4,200,000
Amount of other expenses recognized due to provision for put backs							$ 3,300,000